Capitalized Software - Summary (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and Development [Abstract]
Capitalized software	$ 29,397	$ 20,339	$ 11,752
Less: accumulated amortization	(6,705)	(4,270)	(1,887)
Capitalized software, net	$ 22,692	$ 16,069	$ 9,865